Consolidated Statements of Changes in Equity (Parentheticals) $ in Millions	Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Residual value of equity component of convertible debenture	$ 26.3
Residual value of equity component of convertible debenture, deferred tax liability	$ 7.1